Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	For the year ended December 31,
	2022	2023	2024
	(in thousands of US$,except share data and per share data)
(Losses)/income per share from continuing operations—basic
Numerator:
Net (loss)/income from continuing operations available to shareholders of the Company - basic and diluted	5,637	(2,824)	(1,989)
Denominator
Weighted average number of ordinary shares - basic	682,779	1,494,333	3,023,327
Effect of dilutive securities	-	-	-
Dilutive effect of non-vested shares	682,779	1,494,333	3,023,327
Denominator for diluted net loss per share
Earnings/(losses) per share from continuing operations — basic	8.26	(1.89)	(0.66)
Earnings/(losses) per share from continuing operations —diluted	8.26	(1.89)	(0.66)
Losses per share from discontinued operations—basic
Numerator:
Net loss from discontinued operations available to shareholders of the Company - basic and diluted	4,670	-	-
Denominator		-	-
Weighted average number of ordinary shares - basic	682,779	-	-
Effect of dilutive securities		-	-
Dilutive effect of non-vested shares	682,779	-	-
Denominator for diluted net loss per share
Earnings/(losses) per share from discontinued operations — basic	6.84	-	-
Earnings/(losses) per share from discontinued operations — diluted	6.84	-	-